STATEMENT OF CASH FLOWS - USD ($)		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020
Cash Flows from Operating Activities:
Net loss	$ (5,288)	$ (2,869,977)
Adjustments to reconcile net loss to net cash used in operating activities:
Formation cost paid through promissory note — related party		3,413
Interest earned on marketable securities held in Trust Account		(306,930)
Changes in operating assets and liabilities:
Prepaid expenses		(160,693)
Accrued expenses	5,288	2,180,406
Net cash used in operating activities		(1,153,781)
Cash Flows from Investing Activities:
Investment of cash in Trust Account		(690,000,000)
Net cash used in investing activities		(690,000,000)
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting discounts paid		677,100,000
Proceeds from sale of Private Placement Warrants		15,800,000
Repayment of promissory note — related party		(274,059)
Payments of offering costs		(435,036)
Net cash provided by financing activities		692,190,905
Net Change in Cash		1,037,124
Cash — Beginning	0	0
Cash — Ending	0	1,037,124
Non-Cash Investing and Financing Activities:
Initial classification of Class A ordinary shares subject to possible redemption		663,057,700
Change in value of Class A ordinary shares subject to possible redemption		(2,856,560)
Deferred underwriting fee payable		24,150,000
Offering costs included in accrued offering costs	$ 45,568
Payment of prepaid expenses through promissory note — related party		26,800
Payment of offering costs through promissory note — related party		238,558
Offering cost paid directly by Sponsor from proceeds of issuance of Class B ordinary shares		25,000
Payment of accrued expenses through promissory note — related party		$ 5,288